Financial Instruments and Related Disclosures - Summary of External Credit Exposure (Detail) - Credit risk [member] - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of external credit grades [line items]
Bank balances and deposits	£ 2,338	£ 1,715
US Treasury and Treasury repo only money market funds	449	1,715
Liquidity funds	1,572	403
Government securities	84	78
3rd party financial derivatives	150	68
Total	4,593	3,979
AAA/Aaa [member]
Disclosure of external credit grades [line items]
Bank balances and deposits	0
US Treasury and Treasury repo only money market funds	449	1,715
Liquidity funds	1,572	403
Government securities	0
3rd party financial derivatives	0
Total	2,021	2,118
AA/Aa [member]
Disclosure of external credit grades [line items]
Bank balances and deposits	662	423
US Treasury and Treasury repo only money market funds	0
Liquidity funds	0
Government securities	83	77
3rd party financial derivatives	19	26
Total	764	526
A/A [member]
Disclosure of external credit grades [line items]
Bank balances and deposits	1,275	1,167
US Treasury and Treasury repo only money market funds	0
Liquidity funds	0
Government securities	0
3rd party financial derivatives	127	42
Total	1,402	1,209
BBB/Baa [member]
Disclosure of external credit grades [line items]
Bank balances and deposits	381	80
US Treasury and Treasury repo only money market funds	0
Liquidity funds	0
Government securities	1	1
3rd party financial derivatives	4
Total	386	81
BB+/Ba1 and Below/Unrated [member]
Disclosure of external credit grades [line items]
Bank balances and deposits	20	45
US Treasury and Treasury repo only money market funds	0
Liquidity funds	0
Government securities	0
3rd party financial derivatives	0
Total	£ 20	£ 45